File Number: 333-89354
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                             April 1, 2014

		PIONEER MULTI-ASSET ULTRASHORT INCOME FUND

	Supplement to the Prospectus and Summary Prospectus,
			each dated August 1, 2013


Effective December 1, 2013, the fund changed its investment objective.
The following replaces the information issued under "Investment objectives" in the section entitled "Fund summary" and "More on the fund's investment objectives and strategies":

INVESTMENT OBJECTIVE

A high level of current income to the extent consistent with a relatively high level of stability of principal.


SHAREHOLDER SERVICES AND POLICIES

Effective May 1, 2014, the fund's policy whereby investors generally are prevented (or "blocked") from purchasing shares of the fund for 30 days after redeeming $5,000 or more no longer applies. The fund will continue to review transaction activity in an effort to detect excessive short-term trading that may be harmful to the fund.







                                                                 27203-00-0314
                                       (C)2014 Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds
                                                                  Member SIPC.